NATURE OF BUSINESS AND GOING CONCERN (Details 1) - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash	$ 16,890	$ 545	$ 6,426	$ 8,466
Assets
Prepayment and other assets	0	0
Property and equipment, net	0	0
TOTAL ASSETS	16,890	14,579
Liabilities
Accrued liabilities and other payable	228,965	218,380
Due to related parties	112,151	138,412
TOTAL LIABILITIES	363,316	381,517
Variable Interest Entities (VIE) [Member]
Cash	5,767	28
Assets
Prepayment and other assets	0	14,034
Property and equipment, net	0	0
TOTAL ASSETS	5,767	14,062
Liabilities
Accrued liabilities and other payable	362,836	357,547
Due to VIE holding companies	18,646	18,065
Due to related parties	2,237,667	2,234,347
TOTAL LIABILITIES	$ 2,619,149	$ 2,609,959